Simple Agreements for Future Equity (SAFE)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of Simple Agreements for Future Equity [Abstract]
Simple Agreements for Future Equity (SAFE)
Note 5. Simple Agreements for Future Equity (SAFE)
Between April 2016 and May 2019, the Company issued SAFEs that allow the investors to participate in future equity financings through a share-settled redemption of the amount invested (such notional being the “invested amount”). Alternatively, upon the occurrence of a change of control or an initial public offering (other than a qualified financing), the investors shall have the option to receive either (i) cash payment equal to the invested amount under such SAFE, or (ii) a number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE.
The Company issued two types of SAFEs, that each contain the change of control and initial public offering settlement alternatives described above, but settle differently upon a next round financing as follows:
(a) SAFEs that allow the investors to participate in future equity financings through share-settled redemption at a discounted price to the price paid by other investors. That is, upon a future equity financing involving preferred shares, the SAFE settles into a number of preferred shares equal to the invested amount of the SAFE divided by a percentage of the discounted price investors pay to purchase preferred shares in the financing, with such discounted price calculated as a percentage of the price investors pay to purchase preferred shares in the financing or by reference to a valuation ceiling and
(b) SAFEs that, instead of allowing the holder to receive a number of shares at a discounted settlement price, accrue noncash paid-in-kind
interest at 18% per annum of the invested amount of the SAFE. Upon a future equity financing, the SAFE settles into a number of preferred shares equal to the invested amount of the SAFE divided by the price for which cash investors paid to purchase the preferred shares in the financing.
The Company determined that the SAFEs are not legal form debt (i.e., no creditors’ rights). The SAFEs include a provision allowing for cash redemption upon the occurrence of a change of control, the occurrence of which is outside the control of the Company. Therefore, the SAFEs are classified as marked-to-market
liabilities pursuant to ASC 480.
On June 24, 2019 in connection with the sale of the Preferred Stock, the SAFEs were settled in 5,053,022 shares of Preferred Stock and 264,990 shares of common stock, and thus there were no SAFEs issued and outstanding as of September 30, 2020 or December 31, 2019. The SAFEs were marked to fair value as of the settlement date, resulting in a change in fair value reported as a loss of $24.2 million for the period ended September 30, 2019, and derecognized at their final carrying amounts equal to the fair value of the issued preferred and common shares. One SAFE note was settled in cash in the amount of $5.6 million. The loss on conversion of the SAFE settled in cash was $79,000.

Note 7. Simple Agreements for Future Equity
From April 2016 through May 2019, the Company issued Simple Agreements for Future Equity (the “SAFEs”) that allow the investors to participate in future equity financings through a share-settled redemption of the amount invested (such notional being the “invested amount”). Alternatively, upon the occurrence of a change of control or an initial public offering (other than a qualified financing), the investors shall have the option to receive either (i) cash payment equal to the invested amount under such SAFE, or (ii) a number of shares of Common Stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE.
The Company issued two types of SAFEs, that each contain the Change of Control and initial public offering settlement alternatives described above, but settle differently upon a next round financing as follows:
(a) SAFEs that allow the investors to participate in future equity financings through share-settled redemption at a discounted price to the price paid by other investors. That is, upon a future equity financing involving preferred shares, the SAFE settles into a number of preferred shares equal to the invested amount of the SAFE divided by a discounted price to the price investors pay to purchase preferred shares in the financing (with such discounted price calculated as a percentage of the price investors pay to purchase preferred shares in the financing or by reference to a valuation ceiling), and
(b) SAFEs that, instead of allowing the holder to receive a number of shares at a discounted settlement price, accrue noncash paid-in-kind
interest at
18
% per annum of the invested amount of the SAFE. Upon a future equity financing, the SAFE settles into a number of preferred shares equal to the invested amount of the SAFE divided by the price for which cash investors paid to purchase the preferred shares in the financing.
The Company determined that the SAFEs are not legal form debt (i.e., no creditors’ rights). The SAFEs include a provision allowing for cash redemption upon the occurrence of a Change of Control, the occurrence of which is outside the control of the Company. Therefore, the SAFEs are classified as marked-to-market
liabilities pursuant to ASC 480.
On June 24, 2019, in connection with the sale of the Preferred Stock, the SAFEs were settled in 5,053,022 shares of the Preferred Stock and 264,990 shares of Common Stock. The SAFEs were marked to fair value as of the settlement date and derecognized at their final carrying amounts. The preferred shares issued at settlement were recorded at their fair values. One SAFE note was settled in cash in the amount of $5.6 million. The loss on conversion of the SAFE settled in cash was $79 thousand.
The following table summarizes the total invested amounts of SAFEs issued and outstanding for the years ended December 31, 2019 and December 31, 2018 (in thousands)

	Year Ended December 31,
	2019	2018
Principal amount, inclusive of accrued interest and changes in fair value, if any	—	$122,588
Losses reported from changes in fair value in the statement of operations	$(24,215)	$(12,345)